ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
NOTE 15:-	ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Total

Beginning balance	$(13.2)	$2.9	$(10.3)
Other comprehensive income before reclassifications	23.6	48.3	71.9
Amounts reclassified from accumulated other comprehensive income	-	(26.8)	(26.8)
Net current period other comprehensive income	23.6	21.5	45.1
Ending balance	$10.4	$24.4	$34.8